Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions				6 Months Ended		12 Months Ended
	May 10, 2023 USD ($)	Feb. 24, 2023 USD ($)	Jul. 08, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Feb. 24, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	May 18, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Fixed interest rate		4.21%						4.21%
Corporate debt		$ 7,600		$ 1,051,193		$ 1,017,200		€ 7.0
Amount drawn				73,135	$ 59,125
Maturity date		February 24, 2028
2017 Credit Facility [Member]
Corporate debt [Abstract]
Corporate debt				$ 4		6,431
Amount drawn						6,400
Maturity date				July 1, 2024
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																							$ 10,900	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | EURIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																							0.00%	0.00%
Line of Credit [Member]
Corporate debt [Abstract]
Credit facility amount	$ 50,000
Maturity date	May 25, 2026
Maturity period	3 years
Line of Credit [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate	0.00%
Line of Credit [Member] | SOFR [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate	2.46%
Line of Credit [Member] | SOFR [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate	3.11%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount				$ 450,000																		$ 215,000
Corporate debt				39,613		29,499
Amount drawn				40,000		30,000
Credit facility amount available				$ 393,000		385,000
Revolving Credit Facility [Member] | Maturity December 31, 2024 [Member]
Corporate debt [Abstract]
Maturity date				December 31, 2025
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						2.25%
Eurodollar Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.10%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						0.50%
Base Rate Loans [Member] | SOFR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																						1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount				$ 100,000
Amount drawn				17,000		35,000
Commercial Paper [Member]
Corporate debt [Abstract]
Corporate debt				24,037		9,937
Short term notes issued amount				$ 24,000		10,100	€ 22.1		€ 9.3											$ 54,000	€ 50.0
Term of short term notes				2 years
Percentage average cost of issued short term notes				4.43%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount																		$ 315,000	€ 290.0
Corporate debt				$ 313,495		308,812
Adjustment to interest rate																		1.96%	1.96%
Maturity date				June 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate			5.25%														5.25%
Credit facility amount			$ 152,000														€ 140.0
Corporate debt				$ 149,708		147,257
Maturity period				7 years
Note Issuance Facility 2020 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period			3 months
Adjustment to interest rate			0.00%														0.00%
Interest capitalization period			3 years 6 months
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate																4.00%
Corporate debt				$ 110,587		109,162
Maturity date				July 15, 2025
Principal amount of notes issued															$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares																29.107
Principal amount of notes for exchange rate																$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares																$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement																$ 10,000
Bank Loan [Member]
Corporate debt [Abstract]
Fixed interest rate													2.50%	2.50%
Corporate debt													$ 5,400	€ 5.0
Maturity date				December 4, 2025
BBVA Loan [Member]
Corporate debt [Abstract]
Fixed interest rate										1.90%	1.90%
Corporate debt										$ 5,400	€ 5.0
Maturity date				January 31, 2026
Green Senior Notes Due 2028 [Member]
Corporate debt [Abstract]
Principal amount												$ 400,000
Fixed interest rate												4.125%
Corporate debt				$ 396,475		$ 396,024
Maturity date				May 15, 2028